Prepaid Expenses and Deposits (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Deposits Abstract
Summary of Prepaid Expenses and Deposits

	As of March 31,
	2025	2024
Prepaid directors and officers insurance	$122,260	$133,542
Prepaid Nasdaq fee	39,750	37,125
Prepaid vendor products	94,062	124,007
Prepaid clinical trials	148,744	121,251
Deposits	47,633	52,398
Prepaid software subscription	40,376	19,536
Other	46,557	24,923
Prepaid expenses and deposits	$539,382	$512,782